STOCKHOLDERS' EQUITY (Schedule of Employee Stock Options) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Shares
Outstanding at beginning of period	163,010	160,152
Granted	310,290	8,572
Cancelled/Forfeited	(161,402)	(14,286)
Expired	102,800
Outstanding at end of period	311,898	163,010
Exercisable at end of period	162,474	145,857
Weighted Average Exercise Price
Outstanding at beginning of period	$ 14.00	$ 14.00
Granted	5.39	14.00
Forfeited	14.00	14.00
Expired	14.00
Outstanding at end of period	5.46	14.00
Exercisable at end of period	$ 6.08	$ 14.00
Weighted Average Remaining Contractual Term (Years)
Outstanding at beginning of period	3 years 4 months 24 days	4 years 4 months 24 days
Granted	4 years 9 months 18 days	5 years
Outstanding at end of period	4 years 8 months 12 days	3 years 4 months 24 days
Exercisable at end of period	4 years 8 months 12 days	3 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at beginning of period
Granted
Outstanding at end of period
Exercisable at end of period